Restatement of Previously Issued Financial Statements - Additional Information (Details) - Decarbonization Plus Acquisition Corporation Iii - USD ($)	Sep. 30, 2021	Jun. 30, 2021
Description Of Organization And Business Operations [Line Items]
Net tangible assets threshold limit for redemption of public shares	$ 5,000,001	$ 5,000,001
Class A Common Stock
Description Of Organization And Business Operations [Line Items]
Redemption value per share	$ 10.00
Net tangible assets threshold limit for redemption of public shares	$ 5,000,001